Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 14,991	$ (20,490)	$ (27,890)	$ (50,937)
Other comprehensive income (loss):
Unrealized gain on investments	39		24
Foreign currency translation adjustments	(46)		8
Comprehensive income (loss)	14,984	(20,490)	(27,858)	(50,937)
Comprehensive loss attributable to the noncontrolling interest	470		1,110
Comprehensive income (loss) attributable to Intrexon	$ 15,454	$ (20,490)	$ (26,748)	$ (50,937)